Earnout Liability - Summary of Weighted Average Assumptions Used to Determine Fair Value of Earnout Liability (Details) - Level 3 - Monte Carlo Simulation value model - Earnout Liability	Mar. 31, 2022 USD ($)
Expected term
Derivatives, Fair Value [Line Items]
Derivative Liability Measurement Input	4.8
Expected Volatility
Derivatives, Fair Value [Line Items]
Derivative Liability Measurement Input	40.0
Expected Dividend Yield
Derivatives, Fair Value [Line Items]
Derivative Liability Measurement Input	0.0
Risk Free Interest Rate
Derivatives, Fair Value [Line Items]
Derivative Liability Measurement Input	2.4
Price Of Gelesis Common Stock
Derivatives, Fair Value [Line Items]
Derivative Liability Measurement Input	4.53